Financial instruments - Summary of valuation techniques and inputs (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Level 2 | Applicable Forward Quoted Metal Prices, Measurement Input | Closely related listed product | Provisionally Priced Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 1,080	$ 1,362
Level 3 | Forward Commodity Price And Mine Production, Measurement Input | Discounted cash flows | Royalty Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	279	214
Interest rate swaps | Level 2 | Applicable Market Quoted Swap Yield Curves and Credit Spread, Measurement Input | Discounted cash flows
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	(212)	(163)
Cross currency interest rate swaps | Level 2 | Applicable Market Quoted Swap Yield Curves, Credit Spread And Market Quoted Foreign Exchange Rate, Measurement Input | Discounted cash flows
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	(283)	(266)
Renewable power purchase agreements | Level 3 | Forward Electricity Price And Energy Volume | Discounted cash flows
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	(7)	0
Derivatives embedded in electricity contracts | Level 3 | LME Forward Aluminum Price And Midwest Premium And Billet Premium, Measurement Input | Option pricing model
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ (157)	$ (186)